Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Cash flows from operating activities:
Net loss	$ (18,594,760)	$ (9,227,744)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	2,730	650
Gain on change in fair value of derivatives	(1,939,639)
Shares issued in connection with services	798,351
Share-based compensation	70,997	3,741,746
Loss on extinguishment of debt	3,030,495
Induced conversion loss	51,412
Non-cash interest expense	12,501,178	358,855
Amortization of debt discount	376,506	1,565,174
Changes in operating assets and liabilities:
Accounts receivable, net	(760,058)
Inventories, net	(2,764,758)	(919,644)
Prepaid expenses and other current assets	208,806	(381,510)
Accounts payable and accrued expenses	946,716	855,853
Accrued payroll and bonuses	1,025,734	365,787
Deferred revenue	(79,835)	(706,408)
Accrued interest - related party	608,668	138,967
Net cash used in operating activities	(4,517,457)	(4,208,274)
Cash flows from investing activities:
Purchase of intangible assets	(30,000)
Proceeds from contribution of net assets of Slinger Bag Limited		73,400
Net cash (used in) provided by investing activities	(30,000)	73,400
Cash flows from financing activities:
Distribution to shareholder		(332,239)
Proceeds from notes payable - related party	3,300,000	2,100,000
Proceeds from note payable	3,120,000	500,000
Repayments of notes payable - related party	(1,000,000)
Proceeds from convertible note payable		1,950,000
Net cash provided by financing activities	5,420,000	4,217,761
Effect of exchange rate fluctuations on cash and cash equivalents	(23,594)	(5,034)
Increase in cash and cash equivalents	848,949	77,853
Cash and cash equivalents at beginning of period	79,847	1,994
Cash and cash equivalents at end of period	928,796	79,847
Supplemental disclosure of cash flow information:
Interest paid	263,268	224,726
Income taxes paid	3,668
Supplemental disclosure of non-cash investing and financing activities:
Forgiveness of net liabilities owed to former majority shareholder		15,289
Shares issuable related to convertible note payable agreement		1,492,188
Debt discount due to derivative liability		673,809
Conversion of note payable and accrued interest into common stock		182,845
Warrants issued with note payable		112,990
Net assets contributed from Slinger Bag Limited		(967,680)
Transfer of convertible note payable to note payable	1,700,000
Transfer of notes payable to notes payable - related party	1,820,000
Shares and warrants issued in connection with purchase of trademark	85,583
Conversion of notes payable and accrued interest into common stock	1,937,041
Warrants and shares issued with note payable	$ 158,331